PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following as of June 30, 2014 and 2013.

	2014	2013
Building and improvements	$651,008	$—
Land	233,770	—
Furniture and equipment	77,781	11,710
Computer equipment	11,076	11,076
Leasehold improvements	10,854	4,659
	984,489	27,445
Less: accumulated depreciation	25,128	6,852
	$959,361	$20,593

Depreciation expense for the years ending June 30, 2014 and 2013 was $18,276 and 5,412, respectively.